Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	$ 239,050,524	$ 287,516,727	$ 294,097,407
Cash flows from investing activities	(164,300,459)	(118,294,251)	(137,231,817)
Cash flows from financing activities	(206,579,415)	(125,035,774)	(118,036,175)
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	201,226,400	151,388,387	131,525,546
Cash flows from investing activities	(81,890,564)	(89,738,925)	(60,441,964)
Cash flows from financing activities	(26,572,008)	(38,133,807)	(27,109,286)
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	33,108,355	59,970,855	69,414,222
Cash flows from investing activities	(47,783,738)	(50,729,308)	(38,973,597)
Cash flows from financing activities	8,699,321	5,058,733	1,426,434
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	23,115,079	40,445,090	21,783,654
Cash flows from investing activities	(9,717,248)	(11,656,348)	(11,310,213)
Cash flows from financing activities	(6,130,574)	(26,326,863)	(5,351,845)
All other segments [member]
IfrsStatementLineItems [Line Items]
Cash flows from operating activities	(18,399,310)	35,712,395	71,373,985
Cash flows from investing activities	(24,908,909)	33,830,330	(26,506,043)
Cash flows from financing activities	$ (182,576,154)	$ (65,633,837)	$ (87,001,478)